Lease (Tables)	12 Months Ended
Dec. 31, 2025
Lease
Schedule of lease cost and supplemental information

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Long-term lease expense	—	—	30
Short-term lease expense	—	—	15
Total lease costs	—	—	45

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Other information
Cash paid for amounts included in the measurement of operating lease liabilities
Operating cash flows for operating leases	—	—	27
Supplemental lease cash flow disclosure
Right-of-use assets obtained in exchange for new operating lease liabilities	—	—	—
Weighted-average remaining lease term (years)	—	—	1.25
Weighted-average discount rate	—	—	6.0%

Schedule of future minimum lease payments

For the year ending December 31,	Amount
US$
2026	88
2027	24
Total lease payments	112
Less: imputed interest	(3)
Present value of lease liabilities	109